Loss per share	12 Months Ended
Dec. 31, 2014
Loss per share
Loss per share

15.Loss per share

Basic and diluted loss per share for each of the years ended December 31, 2012, 2013 and 2014 presented are calculated as follows:

	Years ended December 31,
	2012	2013		2014
	Ordinary shares	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$

Basic loss per share:
Numerator:
Net loss	(91,113)	(183,368)	(3,921)	(1,401,672)	(225,909)	(445,229)	(71,758)
Net loss attributable to ordinary shareholders for computing basic loss per share	(91,113)	(183,368)	(3,921)	(1,401,672)	(225,909)	(445,229)	(71,758)
Denominator:
Weighted average ordinary shares outstanding	281,682,508	299,524,536	6,403,973	266,696,495	266,696,495	84,713,813	84,713,813
Basic loss per share:	(0.32)	(0.61)	(0.61)	(5.26)	(0.85)	(5.26)	(0.85)
Basic loss per ADS*:	(0.96)		(1.83)			(15.78)	(2.55)

Diluted loss per share:
Numerator:
Net loss	(91,113)	(183,368)	(3,921)	(1,401,672)	(225,909)	(445,229)	(71,758)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class A to Class B ordinary shares (note 14)	—	—	(183,368)	—	—	(1,401,672)	(225,909)
Net loss attributable to ordinary shareholders for computing diluted loss per share	(91,113)	(183,368)	(187,289)	(1,401,672)	(225,909)	(1,846,901)	(297,667)
Denominator:
Weighted average ordinary shares outstanding	281,682,508	299,524,536	6,403,973	266,696,495	266,696,495	84,713,813	84,713,813
Conversion of Class A to Class B ordinary shares (note 14)	—	—	299,524,536	—	—	266,696,495	266,696,495
Weighted-average number of shares outstanding- diluted	281,682,508	299,524,536	305,928,509	266,696,495	266,696,495	351,410,308	351,410,308

Diluted loss per share:	(0.32)	(0.61)	(0.61)	(5.26)	(0.85)	(5.26)	(0.85)
Diluted loss per ADS*:	(0.96)		(1.83)			(15.78)	(2.55)

*The Company was listed on November 1, 2013 with issuance of a total of 12,777,650 ADSs. Each ADS represents three Class B ordinary shares. The net loss per ADS for the years ended December 31, 2012 and 2013 were calculated using the same conversion ratio assuming the ADSs had been in existence throughout these periods.

The ordinary shares subject to redemption at the option of the shareholders recorded in mezzanine equity were included in the weighted average number of ordinary shares outstanding because such ordinary shareholders have the same contractual rights and obligations to share in the profits and losses of the Company as ordinary shareholders without redemption rights. As there has been no adjustment to the carrying value of the redeemable ordinary shares, the loss per share is the same for both redeemable and non-redeemable ordinary shares for all periods presented.

For the year ended December 31, 2012, the computation of basic loss per share using the two-class method was not applicable because there were no participating securities outstanding. For the year ended December 31, 2013 and 2014, the two-class method is applicable because the Company has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively (notes 2 and 14). Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for conversion and voting rights. Each Class A ordinary share is convertible into one Class B ordinary share at any time, while Class B ordinary shares cannot be converted into Class A ordinary shares under any circumstances. Each Class A ordinary share is entitled to three votes and each Class B ordinary share is entitled to one vote.

The effects of all outstanding share options (note 16) have been excluded from the computation of diluted loss per share for the years ended December 31, 2012, 2013 and 2014 as their effects would be anti-dilutive.